Property and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	May 31, 2019	Nov. 30, 2018
Cost, beginning balance	$ 8,041,498	$ 7,940,320
Additions	13,414	101,178
Cost, ending balance	8,054,912	8,041,498
Accumulated amortization, beginning balance	5,285,505	4,672,769
Depreciation	252,943	612,736
Accumulated amortization, ending balance	5,538,448	5,285,505
Net book value	2,516,464	2,755,993
Computer Equipment [Member]
Cost, beginning balance	551,086	530,750
Additions	3,790	20,336
Cost, ending balance	554,876	551,086
Accumulated amortization, beginning balance	363,662	286,483
Depreciation	28,446	77,179
Accumulated amortization, ending balance	392,108	363,662
Net book value	162,768	187,424
Computer Software [Member]
Cost, beginning balance	156,059	156,059
Additions	0	0
Cost, ending balance	156,059	156,059
Accumulated amortization, beginning balance	143,593	131,128
Depreciation	3,117	12,465
Accumulated amortization, ending balance	146,710	143,593
Net book value	9,349	12,466
Furniture and Fixtures [Member]
Cost, beginning balance	172,498	172,498
Additions	0	0
Cost, ending balance	172,498	172,498
Accumulated amortization, beginning balance	130,491	119,990
Depreciation	4,201	10,501
Accumulated amortization, ending balance	134,692	130,491
Net book value	37,806	42,007
Laboratory Equipment [Member]
Cost, beginning balance	5,367,645	5,286,803
Additions	9,624	80,842
Cost, ending balance	5,377,269	5,367,645
Accumulated amortization, beginning balance	3,082,808	2,669,232
Depreciation	169,323	413,576
Accumulated amortization, ending balance	3,252,131	3,082,808
Net book value	2,125,138	2,284,837
Leasehold Improvements [Member]
Cost, beginning balance	1,441,452	1,441,452
Additions	0	0
Cost, ending balance	1,441,452	1,441,452
Accumulated amortization, beginning balance	1,275,781	1,192,946
Depreciation	41,418	82,835
Accumulated amortization, ending balance	1,317,199	1,275,781
Net book value	124,253	165,671
Laboratory Equipment Under Capital Lease [Member]
Cost, beginning balance	276,300	276,300
Additions	0	0
Cost, ending balance	276,300	276,300
Accumulated amortization, beginning balance	214,298	198,798
Depreciation	6,201	15,500
Accumulated amortization, ending balance	220,499	214,298
Net book value	55,801	62,002
Computer Equipment Under Capital Lease [Member]
Cost, beginning balance	76,458	76,458
Additions	0	0
Cost, ending balance	76,458	76,458
Accumulated amortization, beginning balance	74,872	74,192
Depreciation	237	680
Accumulated amortization, ending balance	75,109	74,872
Net book value	$ 1,349	$ 1,586